Acquisition of Nimbus (Tables)	6 Months Ended
Jun. 30, 2026
Acquisition Of Nimbus Abstract
Schedule of Allocation of the Purchase Price	The following table summarizes the allocation of the purchase price as of January 15, 2026:
January 15, 2026
U.S. Dollars (in thousands)

Working capital	21
Long terms assets	2
Long term liabilities	(84)
Goodwill	15,359
Total consideration transferred	15,298